Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Composition of the rights Over Leased Assets - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Categories
Property and equipment, Gross balance	$ 209,335	$ 216,569
Property and equipment, Accumulated Depreciation	(100,446)	(121,648)
Property and equipment, Net balance	108,889	94,921
Buildings [Member]
Categories
Property and equipment, Gross balance	145,849	144,482
Property and equipment, Accumulated Depreciation	(75,361)	(64,352)
Property and equipment, Net balance	70,488	80,130
Floor space for ATMs [Member]
Categories
Property and equipment, Gross balance	33,060	43,492
Property and equipment, Accumulated Depreciation	(2,669)	(35,735)
Property and equipment, Net balance	30,391	7,757
Improvements to leased properties [Member]
Categories
Property and equipment, Gross balance	30,426	28,595
Property and equipment, Accumulated Depreciation	(22,416)	(21,561)
Property and equipment, Net balance	$ 8,010	$ 7,034